Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories
Raw materials	$ 1,027	$ 1,129
Work-in-process	226	218
Finished goods	2,481	2,315
Total inventories	$ 3,734	$ 3,662